ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Accounts And Notes Payable
SCHEDULE OF ACCOUNTS AND NOTES PAYABLE	Accounts and notes payable consisted of the following:
	December 31, 2023	December 31, 2022
	US$’000	US$’000
Accounts payable	14,824	18,218
Notes payable	-	10,566
Total	14,824	28,784